Securities (Tables)	12 Months Ended
Dec. 31, 2013
Securities [Abstract]
Amortized Cost and Fair Values of Securities [Table Text Block]

The amortized cost and fair value of securities were as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$34,471	$-	$(1,058)	$33,413
States and political subdivisions	60,174	650	(1,794)	59,030
Corporate obligations	3,667	84	(40)	3,711
Mortgage-backed securities-
government sponsored entities	63,467	81	(1,898)	61,650
Equity securities-financial services	293	50	(15)	328
	$162,072	$865	$(4,805)	$158,132
HELD TO MATURITY:
States and political subdivisions	$174	$3	$-	$177

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for Sale:
U.S. Government agencies	$13,076	$36	$(20)	$13,092
States and political subdivisions	55,864	2,995	(73)	58,786
Corporate obligations	8,521	347	-	8,868
Mortgage-backed securities-government
sponsored entities	63,397	1,041	(113)	64,325
Equity securities-financial services	292	27	-	319
	$141,150	$4,446	$(206)	$145,390
Held to Maturity:
States and political subdivisions	$173	$4	$-	$177

Investments' Gross Unrealized Losses and Fair Value [Table Text Block]

The following tables show the Company’s investments’ gross unrealized losses and fair value aggregated by length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$32,481	$(990)	$932	$(68)	$33,413	$(1,058)
States and political subdivisions	26,281	(1,415)	4,228	(379)	30,509	(1,794)
Corporate obligations	1,145	(40)	-	-	1,145	(40)
Mortgage-backed securities-government sponsored entities	47,014	(1,524)	7,478	(374)	54,492	(1,898)
Equity securities-financial services	170	(15)	-	-	170	(15)
	$107,091	$(3,984)	$12,638	$(821)	$119,729	$(4,805)

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$7,056	$(20)	$-	$-	$7,056	$(20)
States and political subdivisions	5,821	(73)	-	-	5,821	(73)
Mortgage-backed securities-government sponsored entities	17,199	(113)	-	-	17,199	(113)
	$30,076	$(206)	$-	$-	$30,076	$(206)

Securities by Contractual Maturity [Table Text Block]

The amortized cost and fair value of securities as of December 31, 2013 by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In Thousands)
Due in one year or less	$799	$803	$174	$177
Due after one year through five years	15,837	15,646	—	—
Due after five years through ten years	38,543	37,740	—	—
Due after ten years	43,133	41,965	—	—
	98,312	96,154	174	177

Mortgage-backed securities - government sponsored entities	63,467	61,650	—	—
	$161,779	$157,804	$174	$177